CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Total	Series D Preferred Shares [Member]
Balance at Dec. 31, 2020				$ 13,613	$ 53,686,741	$ (1,316,735)	$ 52,383,619
Balance (in shares) at Dec. 31, 2020	13,121,238	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the registered direct offerings (Note 10)				42,406	156,824,134	0	156,866,540
Issuance of common stock pursuant to the registered direct offerings (Note 10) (in shares)	42,405,770	0	0
Issuance of common stock pursuant to warrant exercises (Note 10)				34,429	83,386,517	0	83,420,946
Issuance of common stock pursuant to warrants exercises (Note 10) (in shares)	34,428,840	0	0
Issuance of common stock pursuant to the ATM Program (Note 10)				4,654	12,388,124	0	12,392,778
Issuance of common stock pursuant to the ATM Program (Note 10) (in shares)	4,654,240	0	0
Redemption of Series A Preferred Shares (Note 10)				(480)	(2,627,363)	(11,772,157)	(14,400,000)
Redemption of Series A Preferred Shares (Note 10) (in shares)		(480,000)
Net income and comprehensive income				0	0	52,270,487	52,270,487
Balance at Dec. 31, 2021				94,622	303,658,153	39,181,595	342,934,370
Balance (in shares) at Dec. 31, 2021	94,610,088	0	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income and comprehensive income				0	0	118,560,690	118,560,690
Balance at Dec. 31, 2022				94,622	303,658,153	157,742,285	461,495,060
Balance (in shares) at Dec. 31, 2022	94,610,088	0	12,000
Ending balance at Dec. 31, 2022							0	$ 0
Ending balance (in shares) at Dec. 31, 2022								0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the ATM Program (Note 10)				2,014	618,877	0	620,891
Issuance of common stock pursuant to the ATM Program (Note 10) (in shares)	2,013,788	0	0
Distribution of net assets of Toro Corp. to shareholders (Note 1)				0	(37,919,432)	0	(37,919,432)
Capital contribution from Toro, pursuant to the issuance of Series D Preferred Shares (Note 10)				0	500,000	0	500,000
Dividend on Series D Preferred Shares				0	0	(1,020,833)	(1,020,833)
Deemed dividend on Preferred Shares				0	0	(196,296)	(196,296)
Warrants repurchase (Note 10)				0	(941,626)	0	(941,626)
Deemed dividend on warrants repurchase (Note 10)				0	444,885	(444,885)	0
Net income and comprehensive income				0	0	38,642,488	38,642,488
Balance at Dec. 31, 2023				$ 96,636	$ 266,360,857	$ 194,722,759	461,180,252
Balance (in shares) at Dec. 31, 2023	96,623,876	0	12,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D Preferred Shares, net of costs (Note 10)							49,353,193
Issuance of Series D Preferred Shares, net of costs (Note 10) (in shares)								50,000
Deemed dividend on Series D Preferred Shares							196,296
Ending balance at Dec. 31, 2023							$ 49,549,489	$ 49,549,489
Ending balance (in shares) at Dec. 31, 2023								50,000